SCHEDULE OF DEPRECIATION EXPENSES ON PROPERTY AND EQUIPMENT (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total depreciation expenses	¥ 4,992	¥ 5,383	¥ 5,304
Cost of Sales [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total depreciation expenses	106	279	22
Research and Development Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total depreciation expenses	1,787	2,019	1,403
Selling and Marketing Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total depreciation expenses	1,712	1,299	2,158
General and Administrative Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total depreciation expenses	¥ 1,387	¥ 1,786	¥ 1,721